Schedule of Aggregate Compensation made to Directors and Other Members of Key Management Personnel (Details) - AUD ($)	12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Key Management Personnel Disclosures
Short-term employee benefits	$ 924,437	$ 597,673
Share-based payments	321,109	229,277
Total	$ 1,245,546	$ 826,950